RELATED PARTY TRANSACTIONS (Details Textual)		0 Months Ended		10 Months Ended
	Sep. 30, 2013 sqm	Jun. 29, 2012 Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] USD ($)	Jun. 29, 2012 Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] CNY	Sep. 30, 2010 Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] USD ($)	Sep. 30, 2010 Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] CNY	Sep. 30, 2013 Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] USD ($)	Sep. 30, 2013 Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member] CNY	Sep. 30, 2011 Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd [Member]
Related Party Transaction [Line Items]
Contract Value						$ 458,000	3,030,000
Revenue To Contract Value Percentage						44.00%	44.00%	30.00%
Operating Leases, Rent Expense		$ 3,867	24,480	$ 1,600	10,800
Office Floor Area	184.8